Lease Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Lease Liability [Abstract]
Lease Liability
13.	Lease Liability

On January 1, 2025, the Company entered into a lease agreement for an office space with a monthly lease payment of $12,000 over a period of two years. Under IFRS 16, the Company recognizes lease liabilities measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate.

The details of the lease liability recognized as at June 30, 2025 are as follows:

Cost:	Office Lease
Balance, December 31, 2023	$135,337
Accrued interest	4,663
Lease payables transferred back from AP for cash settlement	160,000
Cash payments	(300,000)
Movement in exchange rates	-
Balance, December 31, 2024	-
Additions	272,274
Accrued interest	6,682
Reclass to Accounts payable	(72,000)
Balance, June 30, 2025	$206,956

	Maturity	Incremental borrowing rate	June 30, 2025	December 31, 2024
Current	2025	5.45%	$136,087	$-
Non-current	2026	5.45%	70,869	-
			$206,956	$-

The Company has committed to the following undiscounted minimum lease payments remaining as at June 30, 2025:

Year ended December 31:
2025 remaining, net of unpaid amounts transferred to Accounts payable	$72,000
2026	144,000
$216,000

13.	Lease Liability

	Maturity	Incremental borrowing rate	December 31, 2023	December 31, 2022
Current	2023	10.25%	$135,337	$214,058
Non-current	2024	10.25%	-	116,763
			$135,337	$330,821

On August 1, 2022, the Company entered into a lease agreement for an office space with a monthly lease payment of $20,000 over a period of two years. Under IFRS 16, the Company recognizes lease liabilities measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate.

The details of the lease liability recognized as at December 31, 2024 are as follows:

Office lease
Balance, December 31, 2022	$330,821
Accrued interest	25,942
Cash payments	(60,000)
Accounts payable	(180,000)
Movement in exchange rates	18,574
Balance, December 31, 2023	135,337
Accrued interest	4,663
Lease payables transferred back from AP for cash settlement, net of amounts reclass to AP	160,000
Cash payments	(300,000)
Movement in exchange rates	-
Balance, December 31, 2024	$-